Risk Management (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of Derivative Financial Instruments [Line Items]
Net Fair Value of Risk Management Positions

Net Fair Value of Risk Management Positions

As at June 30, 2019	Notional Volumes	Terms	Average Price	Fair Value Asset (Liability)
Crude Oil Contracts
WTI Collars	19,000 bbls/d	January – December 2019	US$50.00-US$62.08/bbl	(5)
Other Financial Positions (1)				11
Total Fair Value				6
(1)	Other financial positions are part of ongoing operations to market the Company's production. As at June 30, 2019, other financial positions consist of WCS and condensate instruments.

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:
	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(136)	94
WTI Option Volatility	± five percent	(61)	58
Canadian per U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	2	(14)

Commodity Price Risk [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to fluctuations in commodity prices, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility. The impact of fluctuating commodity prices on the Company’s open risk management positions could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00 per bbl Applied to WTI and Condensate Hedges	(1)	(1)
Crude Oil Differential Price	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	(4)	4